Government grant advances and loans - Government Loans (Details)		1 Months Ended
	Apr. 30, 2020 EUR (€)	Sep. 30, 2015 USD ($) borrowing	Dec. 31, 2023 USD ($)	Sep. 30, 2015 EUR (€)
Government loans
Disclosure of detailed information about borrowings [line items]
Number of government loans | borrowing		2
Government debt instruments		$ 2,228,000		€ 2,000,000
Debt term		7 years
Government loan - 5.24% Loan
Disclosure of detailed information about borrowings [line items]
Government debt instruments				€ 1,000,000
Interest rate		5.24%		5.24%
Government loan - Interest Free Loan
Disclosure of detailed information about borrowings [line items]
Government debt instruments				€ 1,000,000
Government loan, Covid-19 support plan
Disclosure of detailed information about borrowings [line items]
Government debt instruments	€ 5,000,000
Debt term	5 years
Current borrowings | $			$ 1,727,000
Total non-current portion | $			$ 2,610,000